Partners' Capital (Calculation of Net Income (Loss) Per Limited Partner Unit) (Details) (USD $) Share data in Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Statement of Partners' Capital [Abstract]
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	$ (19,996,000)	$ 2,251,000	$ (23,467,000)	$ 3,917,000
Net (loss) income attributable to the Partnership	(22,114,000)	2,327,000	(25,667,000)	4,018,000
Declared cash distribution on Series A Preferred Units	1,074,000	0	1,074,000	0
Declared PIK distribution on Series A Preferred Units	1,074,000	0	1,074,000	0
Fair value of Series A Preferred Units in excess of value of contributed High Point System	15,612,000	0	15,612,000	0
General partners' distribution	80,000	81,000	160,000	161,000
Less: Comprehensive income attributable to noncontrolling interests	188,000	0	343,000	0
General Partners' Capital Account, Period Undistributed Income (Loss) From Continuing Operations, Amount	820,000	35,000	970,000	82,000
Net income attributable to noncontrolling interests		0		0
Distributions			7,800,000	8,000,000
Net loss from continuing operations attributable to the Partnership	(20,184,000)	2,251,000	(23,810,000)	3,917,000
General partners' share in undistributed loss	(861,000)	(34,000)	(1,013,000)	(80,000)
Net (loss) income from continuing operations available to limited partners	(36,788,000)	2,205,000	(40,344,000)	3,838,000
Net (loss) income available to limited partners	$ (38,616,000)	$ 2,280,000	$ (42,097,000)	$ 3,937,000
Weighted average number of units used in computation of limited partners’ net (loss) income per unit (basic)	9,198	9,107	9,183	9,100
Limited partners’ net (loss) income from continuing operations per unit (basic)	(4.00)	0.24	(4.39)	0.42
Limited partners’ net (loss) income per unit (basic)	(4.20)	0.25	(4.58)	0.43
Weighted average number of units used in computation of limited partners’ net (loss) income per unit (diluted) (See Note 11)	9,198	9,276	9,183	9,263
Limited partners’ net (loss) income from continuing operations per unit (diluted)	(4.00)	0.24	(4.39)	0.41
Limited partners’ net (loss) income per unit (diluted)	(4.20)	0.25	(4.58)	0.43